Deferred Revenue - Schedule of Disaggregates our Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates our Revenue [Line Items]
Total revenue	$ 12,829,349	$ 4,386,516	$ 27,950,264	$ 12,533,335	$ 20,649,528	$ 5,875,314
System sales [Member]
Schedule of Disaggregates our Revenue [Line Items]
Total revenue	11,705,375	3,969,805	24,988,895	11,722,762	19,457,767	5,225,777
Instruments sale [Member]
Schedule of Disaggregates our Revenue [Line Items]
Total revenue	854,440	337,580	2,339,478	660,216	942,548	647,766
Warranty sale [Member]
Schedule of Disaggregates our Revenue [Line Items]
Total revenue	244,399	58,547	560,262	96,749
Lease income [Member]
Schedule of Disaggregates our Revenue [Line Items]
Total revenue	$ 25,135	$ 20,584	$ 61,629	$ 53,608	$ 71,695